Risk management - Schedule of exposure to risk, forborne loans (Details) - Credit risk € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€) transactions
Forborne loan portfolio | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	5,142,331
Forborne loan portfolio | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	569,358
Forborne loan portfolio | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 8,721
Forborne loan portfolio | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 5,686
Forborne loan portfolio | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	2,478,437
Forborne loan portfolio | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	331,093
Forborne loan portfolio | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 3,900
Forborne loan portfolio | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	3,154
Forborne loan portfolio | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	14,511
Forborne loan portfolio | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	17,452
Forborne loan portfolio | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	5,928
Forborne loan portfolio | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	9,116
Forborne loan portfolio | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	(8,089)
Forborne loan portfolio | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ (6,546)
Forborne loan portfolio | Credit entities | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Forborne loan portfolio | Credit entities | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Forborne loan portfolio | Credit entities | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 0
Forborne loan portfolio | Credit entities | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 0
Forborne loan portfolio | Credit entities | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Forborne loan portfolio | Credit entities | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Forborne loan portfolio | Credit entities | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 0
Forborne loan portfolio | Credit entities | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Credit entities | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	0
Forborne loan portfolio | Credit entities | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	0
Forborne loan portfolio | Credit entities | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	0
Forborne loan portfolio | Credit entities | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	0
Forborne loan portfolio | Credit entities | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	0
Forborne loan portfolio | Credit entities | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 0
Forborne loan portfolio | Public sector | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	12,851
Forborne loan portfolio | Public sector | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	37
Forborne loan portfolio | Public sector | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 2
Forborne loan portfolio | Public sector | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 0
Forborne loan portfolio | Public sector | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	7
Forborne loan portfolio | Public sector | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	7
Forborne loan portfolio | Public sector | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 1
Forborne loan portfolio | Public sector | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Public sector | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	437
Forborne loan portfolio | Public sector | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	5
Forborne loan portfolio | Public sector | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	3
Forborne loan portfolio | Public sector | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	1
Forborne loan portfolio | Public sector | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	(4)
Forborne loan portfolio | Public sector | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ (3)
Forborne loan portfolio | Other financial institutions and: individual shareholder | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	1,011
Forborne loan portfolio | Other financial institutions and: individual shareholder | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	833
Forborne loan portfolio | Other financial institutions and: individual shareholder | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 38
Forborne loan portfolio | Other financial institutions and: individual shareholder | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 182
Forborne loan portfolio | Other financial institutions and: individual shareholder | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	472
Forborne loan portfolio | Other financial institutions and: individual shareholder | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	428
Forborne loan portfolio | Other financial institutions and: individual shareholder | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 21
Forborne loan portfolio | Other financial institutions and: individual shareholder | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	51
Forborne loan portfolio | Other financial institutions and: individual shareholder | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	258
Forborne loan portfolio | Other financial institutions and: individual shareholder | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	285
Forborne loan portfolio | Other financial institutions and: individual shareholder | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	25
Forborne loan portfolio | Other financial institutions and: individual shareholder | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	107
Forborne loan portfolio | Other financial institutions and: individual shareholder | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	(58)
Forborne loan portfolio | Other financial institutions and: individual shareholder | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ (50)
Forborne loan portfolio | Non-financial institutions and individual shareholder | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	728,123
Forborne loan portfolio | Non-financial institutions and individual shareholder | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	61,110
Forborne loan portfolio | Non-financial institutions and individual shareholder | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 4,079
Forborne loan portfolio | Non-financial institutions and individual shareholder | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 1,461
Forborne loan portfolio | Non-financial institutions and individual shareholder | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	385,859
Forborne loan portfolio | Non-financial institutions and individual shareholder | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	37,225
Forborne loan portfolio | Non-financial institutions and individual shareholder | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 2,134
Forborne loan portfolio | Non-financial institutions and individual shareholder | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	709
Forborne loan portfolio | Non-financial institutions and individual shareholder | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	7,709
Forborne loan portfolio | Non-financial institutions and individual shareholder | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	6,977
Forborne loan portfolio | Non-financial institutions and individual shareholder | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	3,307
Forborne loan portfolio | Non-financial institutions and individual shareholder | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	3,751
Forborne loan portfolio | Non-financial institutions and individual shareholder | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	(3,543)
Forborne loan portfolio | Non-financial institutions and individual shareholder | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ (3,078)
Forborne loan portfolio | Construction and property development | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	14,236
Forborne loan portfolio | Construction and property development | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	2,035
Forborne loan portfolio | Construction and property development | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 415
Forborne loan portfolio | Construction and property development | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 41
Forborne loan portfolio | Construction and property development | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	7,759
Forborne loan portfolio | Construction and property development | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	1,155
Forborne loan portfolio | Construction and property development | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 183
Forborne loan portfolio | Construction and property development | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	18
Forborne loan portfolio | Construction and property development | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	106
Forborne loan portfolio | Construction and property development | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	506
Forborne loan portfolio | Construction and property development | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	56
Forborne loan portfolio | Construction and property development | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	235
Forborne loan portfolio | Construction and property development | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	(134)
Forborne loan portfolio | Construction and property development | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ (112)
Forborne loan portfolio | Other warehouses | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	4,400,346
Forborne loan portfolio | Other warehouses | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	507,378
Forborne loan portfolio | Other warehouses | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 4,602
Forborne loan portfolio | Other warehouses | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 4,043
Forborne loan portfolio | Other warehouses | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	2,092,099
Forborne loan portfolio | Other warehouses | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	293,433
Forborne loan portfolio | Other warehouses | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 1,744
Forborne loan portfolio | Other warehouses | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	2,394
Forborne loan portfolio | Other warehouses | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	6,107
Forborne loan portfolio | Other warehouses | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	10,185
Forborne loan portfolio | Other warehouses | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	2,593
Forborne loan portfolio | Other warehouses | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	5,257
Forborne loan portfolio | Other warehouses | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	(4,484)
Forborne loan portfolio | Other warehouses | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ (3,415)
Non-current assets or disposal groups classified as held for sale | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Non-current assets or disposal groups classified as held for sale | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Non-current assets or disposal groups classified as held for sale | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 0
Non-current assets or disposal groups classified as held for sale | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 0
Non-current assets or disposal groups classified as held for sale | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Non-current assets or disposal groups classified as held for sale | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Non-current assets or disposal groups classified as held for sale | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 0
Non-current assets or disposal groups classified as held for sale | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	0
Non-current assets or disposal groups classified as held for sale | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	0
Non-current assets or disposal groups classified as held for sale | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	0
Non-current assets or disposal groups classified as held for sale | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	0
Non-current assets or disposal groups classified as held for sale | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	0
Non-current assets or disposal groups classified as held for sale | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	0
Non-current assets or disposal groups classified as held for sale | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 0